RELATED PARTIES: - Outstanding balances with related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
ASSETS
Total Assets	$ 93		$ 174	$ 446
Liabilities
Total Liabilities	174	$ 2,149	1,065	327
Jet Talk
ASSETS
Total Assets	93		174	446
Raysat Israel Ltd.
Liabilities
Total Liabilities	100	605	278	60
Ilan Gat Engineers Ltd
Liabilities
Total Liabilities	64	1,210	551	117
Other
Liabilities
Total Liabilities	$ 10
Shareholder
Liabilities
Total Liabilities		$ 334	$ 236	$ 150